BUSINESS COMBINATIONS (Tables)	12 Months Ended
Dec. 31, 2012
Consideration Transferred to Acquire Veredus and Amounts of Identified Assets Acquired and Liabilities Assumed at Acquisition Date

The following table summarizes the consideration transferred to acquire Veredus and the amounts of the identified assets acquired and liabilities assumed at the acquisition date, as well as the fair value of the noncontrolling interest in Veredus at the acquisition date.

In millions of U.S. dollars

Fair value of consideration transferred:
Cash consideration paid to Veredus’ founders	7
Fair value of the Company’s investment in Veredus held before the business combination	9
Fair value of the noncontrolling interest in Veredus	9
25
Recognized amounts of identifiable assets acquired and liabilities assumed
Cash and cash equivalents	1
Inventories	1
Property, Plant and Equipment, net	1
In-Process R&D	12
Patents and Intellectual Property	3
Long-term deferred tax assets	1
Long-term deferred tax liabilities	(3)
Other current liabilities	(1)
Total identifiable net assets	15

Goodwill	10

Fair Value of Identifiable Assets and Assumed Liabilities

The fair value of the identifiable assets and assumed liabilities acquired from bTendo ltd at acquisition date were as follows:

In millions of U.S. dollars	Fair value recognized at acquisition date
Technology	6
In-process R&D	4
Goodwill	1
Total identifiable net assets at fair value	11
Purchase consideration	11